Debt - Long-term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Capital leases	$ 4,337	$ 3,742
Total	699,337	3,742
Net unamortized discounts and issuance costs	(11,794)	0
Total long-term debt	687,543	3,742
Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	0	0
Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	395,000	0
Senior Notes | 6.375% Senior Notes Due May 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 300,000	$ 0